Government Grants - Summary of Changes in Government Grants (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in government grants
Beginning balance	₩ 538,977	₩ 521,101
Receipt	59,503	57,207
Acquisitions	(6,806)	(5,544)
Offset the items of depreciation expense and others	(35,421)	(36,589)
Disposals	(1,936)	(2,842)
Revenue	4,789	239	₩ 301
Others	2,337	5,405
Ending balance	561,443	538,977	521,101
Cash
Changes in government grants
Beginning balance	0	0
Receipt	59,503	57,207
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Revenue	4,789	239
Others	(64,292)	(57,446)
Ending balance	0	0	0
Land
Changes in government grants
Beginning balance	27,404	27,405
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	(1)	(1)
Revenue	0	0
Others	0	0
Ending balance	27,403	27,404	27,405
Buildings
Changes in government grants
Beginning balance	46,227	50,437
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(4,508)	(5,070)
Disposals	0	0
Revenue	0	0
Others	(1)	860
Ending balance	41,718	46,227	50,437
Structures
Changes in government grants
Beginning balance	157,881	165,608
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(9,458)	(9,562)
Disposals	(1,330)	(1,611)
Revenue	0	0
Others	2,644	3,446
Ending balance	149,737	157,881	165,608
Machinery
Changes in government grants
Beginning balance	119,824	127,126
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(16,076)	(17,413)
Disposals	(522)	(1,230)
Revenue	0	0
Others	2,320	11,341
Ending balance	105,546	119,824	127,126
Vehicles
Changes in government grants
Beginning balance	2,837	2,045
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(1,233)	(960)
Disposals	(8)	0
Revenue	0	0
Others	1,149	1,752
Ending balance	2,745	2,837	2,045
Equipment
Changes in government grants
Beginning balance	5,932	6,608
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(2,118)	(2,011)
Disposals	0	0
Revenue	0	0
Others	101	1,335
Ending balance	3,915	5,932	6,608
Tools
Changes in government grants
Beginning balance	62	99
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(341)	(38)
Disposals	0	0
Revenue	0	0
Others	1,585	1
Ending balance	1,306	62	99
Construction in progress
Changes in government grants
Beginning balance	173,474	135,926
Receipt	0	0
Acquisitions	(6,806)	(5,544)
Offset the items of depreciation expense and others	0	0
Disposals	(75)	0
Revenue	0	0
Others	56,973	43,092
Ending balance	223,566	173,474	135,926
Investment properties
Changes in government grants
Beginning balance	22	21
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(1)	(1)
Disposals	0	0
Revenue	0	0
Others	1	2
Ending balance	22	22	21
Software
Changes in government grants
Beginning balance	413	174
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(229)	(85)
Disposals	0	0
Revenue	0	0
Others	660	324
Ending balance	844	413	174
Development expenditures
Changes in government grants
Beginning balance	2,121	3,477
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(1,364)	(1,356)
Disposals	0	0
Revenue	0	0
Others	182	0
Ending balance	939	2,121	3,477
Intangible assets under development
Changes in government grants
Beginning balance	2,458	2,108
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	0	0
Disposals	0	0
Revenue	0	0
Others	1,015	350
Ending balance	3,473	2,458	2,108
Others
Changes in government grants
Beginning balance	322	67
Receipt	0	0
Acquisitions	0	0
Offset the items of depreciation expense and others	(93)	(93)
Disposals	0	0
Revenue	0	0
Others	0	348
Ending balance	₩ 229	₩ 322	₩ 67